Document and Entity Information	Apr. 28, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 28, 2021
Entity Registrant Name	Blackstone Mortgage Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-14788
Entity Tax Identification Number	94-6181186
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	655-0220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	BXMT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001061630
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154